Corporate Development and General and Administrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Corporate Development:
Corporate advisory	$ 0	$ 13	$ 69
Geology and technical review	26	21	22
Legal	0	5	7
Salaries and remuneration	1	0	3
Sundry	0	0	4
Travel and transportation	22	18	31
Total	49	57	136
General and Administrative:
Accounting, audit and tax	36	39	27
Legal	15	16	29
Office and sundry	56	67	53
Regulatory	50	70	53
Rent	66	44	31
Total	$ 223	$ 236	$ 193